Property, Plant and Equipment - Activity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Capitalized interests	€ 36,892	€ 25,184	€ 18,636
Losses on disposals of property, plant and equipment	€ 5,813	€ 6,817